Document and Entity Information	Apr. 12, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2019
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Central Index Key	0000719269
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Apr. 30, 2018